Summary of Research and Development and Revenue Related Milestone Payments Explanatory (Details) $ in Thousands	Jun. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Milestone payments	$ 48,352
R&D milestone payments [member]
IfrsStatementLineItems [Line Items]
Milestone payments	9,050
Revenue milestone payments [member]
IfrsStatementLineItems [Line Items]
Milestone payments	39,302
Less than 1 Year [member]
IfrsStatementLineItems [Line Items]
Milestone payments	26
Less than 1 Year [member] | R&D milestone payments [member]
IfrsStatementLineItems [Line Items]
Milestone payments	26
Less than 1 Year [member] | Revenue milestone payments [member]
IfrsStatementLineItems [Line Items]
Milestone payments
1 - 3 Years [member]
IfrsStatementLineItems [Line Items]
Milestone payments	204
1 - 3 Years [member] | R&D milestone payments [member]
IfrsStatementLineItems [Line Items]
Milestone payments	204
1 - 3 Years [member] | Revenue milestone payments [member]
IfrsStatementLineItems [Line Items]
Milestone payments
4 - 5 Years [member]
IfrsStatementLineItems [Line Items]
Milestone payments	1,990
4 - 5 Years [member] | R&D milestone payments [member]
IfrsStatementLineItems [Line Items]
Milestone payments	1,990
4 - 5 Years [member] | Revenue milestone payments [member]
IfrsStatementLineItems [Line Items]
Milestone payments
More than 5 Years [member]
IfrsStatementLineItems [Line Items]
Milestone payments	46,132
More than 5 Years [member] | R&D milestone payments [member]
IfrsStatementLineItems [Line Items]
Milestone payments	6,830
More than 5 Years [member] | Revenue milestone payments [member]
IfrsStatementLineItems [Line Items]
Milestone payments	$ 39,302